CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	¥ 4,576,820	¥ 9,555,027
Restricted cash	4,344,291	811,596
Accounts receivable, net	3,890,712	2,854,410
Bills receivable	365,036	330,544
Prepayments and other receivables	2,039,299	1,103,683
Due from related parties	181,495	205,031
Uncollateralized finance receivables - current portion, net	5,226,642	2,963,926
Collateralized finance receivables - current portion, net	13,546,137	10,289,972
Other current assets	4,415	3,180
Total current assets	34,174,847	28,117,369
Non-current assets
Restricted cash	446,108	672,736
Investment in equity investees	1,907,171	1,184,196
Investment in convertible notes	1,789,470	0
Property, plant and equipment, net	449,387	1,296,196
Intangible assets, net	996,941	1,726,321
Deferred tax assets	178,563	52,508
Goodwill	532,130	543,655
Uncollateralized finance receivables - non-current portion, net	6,609,474	4,181,627
Collateralized finance receivables - non-current portion, net	11,494,820	12,356,080
Other non-current assets	1,165,027	1,385,044
Total non-current assets	25,569,091	23,398,363
Total assets	59,743,938	51,515,732
Current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the primary beneficiaries of RMB3,655,453 and RMB4,399,899 as of December 31, 2017 and 2018, respectively)
Short term borrowings	12,274,038	11,243,614
Asset-backed securitization debt	10,021,333	6,165,429
Accounts payable	2,909,051	2,176,627
Bills payable	32,300	295,089
Guarantee liabilities	107,614	0
Income tax payable	361,726	172,018
Due to related parties	106,563	98,241
Deferred revenue	164,867	81,629
Other payables and accruals	2,660,157	2,466,592
Total current liabilities	28,637,649	22,699,239
Non-current liabilities
Long term borrowings	4,626,756	5,074,273
Asset-backed securitization debt	3,764,348	2,611,821
Convertible debt	774,703	707,854
Deferred tax liabilities	27,770	52,237
Deferred revenue	1,444,920	58,371
Other non-current liabilities	159,355	74,266
Total non-current liabilities	10,797,852	8,578,822
Total liabilities	39,435,501	31,278,061
Commitments and contingencies
Redeemable noncontrolling interests	360,010	301,953
Bitauto Holdings Limited shareholders' equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 72,739,966 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	19	19
Additional paid-in capital	12,782,826	12,220,493
Treasury shares	(333,985)	(20,411)
Statutory reserves	204,583	153,538
Accumulated other comprehensive income	601,423	468,257
Accumulated deficit	(2,124,549)	(1,493,209)
Total Bitauto Holdings Limited shareholders' equity	11,130,317	11,328,687
Noncontrolling interests	8,818,110	8,607,031
Total shareholders' equity	19,948,427	19,935,718
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 59,743,938	¥ 51,515,732